Changes in Accounting Standards - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Adjustment	$ 1,513,349	$ 1,521,051	$ 1,399,004
Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Adjustment	$ (836,067)	(823,868)	$ (931,060)
Impact of adopting IFRS 9(1) | Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Adjustment		1,602
Impact of adopting IFRS 9(1) | Accumulated other comprehensive income
Disclosure of initial application of standards or interpretations [line items]
Adjustment		$ (1,600)